Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of table sets out the financial instruments - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets at amortized cost	€ 383,890	€ 151,384
Financial liabilities
Financial liabilities at amortized cost	896,422	414,575
Lease liabilities	€ 307,410	€ 373,107